Related Parties - Additional Information (Detail) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Payments of incremental benefit in the event of termination	$ 19,000	$ 634,000	$ 2,222,000
Related parties
Disclosure Of Transactions Between Related Parties [Line Items]
Voting right percentage	59.68%
Related parties | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Payments of incremental benefit in the event of termination	$ 3,006,000,000	$ 2,484,000,000